Average Annual Total Returns{- Fidelity® Nasdaq Composite Index® Fund} - 11.30 Fidelity Nasdaq Composite Index Fund PRO-10 - Fidelity® Nasdaq Composite Index® Fund	Fidelity Nasdaq Composite Index Fund-Default Return Before Taxes Past 1 year	Fidelity Nasdaq Composite Index Fund-Default Return Before Taxes Past 5 years	Fidelity Nasdaq Composite Index Fund-Default Return Before Taxes Past 10 years	Fidelity Nasdaq Composite Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Nasdaq Composite Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity Nasdaq Composite Index Fund-Default After Taxes on Distributions Past 10 years	Fidelity Nasdaq Composite Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Nasdaq Composite Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Nasdaq Composite Index Fund-Default After Taxes on Distributions and Sales Past 10 years	NS004 Past 1 year	NS004 Past 5 years	NS004 Past 10 years
Total	22.22%	24.75%	20.76%	21.99%	24.21%	20.32%	13.15%	20.25%	17.82%	22.18%	24.97%	20.96%